Submission	Jun. 15, 2026
Submission [Line Items]
Central Index Key	0002135163
Registrant Name	Albatross Acquisition Corporation
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A